Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses.
Legal and other consulting expenses	€ 29,912	€ 28,778	€ 42,952
Software-as-a Service and similar rights	20,398	17,614	13,664
Travel expenses	10,082	8,742	6,524
Marketing expenses	9,193	7,830	7,798
Insurance	4,342	6,618	12,225
Office expenses	5,403	5,082	3,772
Telecommunication and IT expenses	2,891	4,994	4,652
Other external and administrative costs	11,316	9,785	4,304
Total	€ 93,537	€ 89,443	€ 95,891